Fees Summary	Jan. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,478,000.00
Previously Paid Amount	0.00
Total Fee Amount	618.41
Total Offset Amount	0.00
Net Fee	618.41
Narrative - Max Aggregate Offering Price	$ 4,478,000.00
Final Prospectus	true